AMOUNTS RECEIVABLE AND OTHER ASSETS	12 Months Ended
Mar. 31, 2023
AMOUNTS RECEIVABLE AND OTHER ASSETS
AMOUNTS RECEIVABLE AND OTHER ASSETS
6.	AMOUNTS RECEIVABLE AND OTHER ASSETS

	March 31, 2023	March 31, 2022
	($)	($)
Sales tax refundable	199,184	25,354
Contribution receivable (note 7(b))	-	1
Prepaid	19,167	23,462
	218,351	48,817